Redeemable Convertible Preferred Shares (Details)	1 Months Ended	12 Months Ended
	Jul. 06, 2016 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($)	Dec. 31, 2020 CNY (¥) shares	Dec. 20, 2019 shares
Redeemable Convertible Preferred Shares (Details) [Line Items]
Gross proceeds private placement				$ 500,000
Business combination price per share (in Dollars per share) | $ / shares			$ 6.00
Dividend - convertible redeemable preferred stock			$ 686,400	$ 686,400
Preferred Stock, Liquidation Preference, Value (in Yuan Renminbi) | ¥					¥ 276,000,000
Liquidation premium, percentage		8.00%			8.00%
Liquidation premium (in Yuan Renminbi) | ¥					¥ 276,000,000
Lixin Cayman [Member]
Redeemable Convertible Preferred Shares (Details) [Line Items]
Equity interest			4.7703%
Preferred Class A [Member]
Redeemable Convertible Preferred Shares (Details) [Line Items]
Preferred shares issued (in Shares) | shares	715,000	715,000	715,000		715,000
Preferred shares, par value (in Dollars per share) | $ / shares	$ 12.00
Annual dividend percentage	8.00%
Gross proceeds private placement	$ 8,580,000
Redeemable price (in Dollars per share) | $ / shares		$ 12.00
Business combination price per share (in Dollars per share) | $ / shares		$ 16.00
Shares issued for conversion, percentage		80.00%
Dividend - convertible redeemable preferred stock		$ 686,400	$ 686,400
Preferred stock value		$ 11,025,327	$ 10,338,927
Preferred Class B [Member]
Redeemable Convertible Preferred Shares (Details) [Line Items]
Preferred shares issued (in Shares) | shares		291,795,150	291,795,150		291,795,150	291,795,150
Preferred stock value		$ 31,087,732	$ 31,087,732
Preferred Class B [Member] | Lixin Cayman [Member]
Redeemable Convertible Preferred Shares (Details) [Line Items]
Equity interest						65.0177%